4. Adoption of new standards, amendments to and interpretations (Details 5)	12 Months Ended
Dec. 31, 2019
New/Amended Standard 2
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Changes to IFRS and new interpretations issued and not yet adopted	Amendments to IFRS 3: Definition of a Business. In October 2018, the IASB issued amendments to the definition of a business in IFRS 3, Business Combinations, to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test. New illustrative examples were provided along with the amendments.
New/Amended Standard 3
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Changes to IFRS and new interpretations issued and not yet adopted	Amendments to IAS 1 and IAS 8 - Definition of materiality. In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.